Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Principal Accounting Policies
Basis of presentation
(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), Beijing Leju and Shanghai Yi Xin E-Commerce Co., Ltd. All inter-company transactions and balances have been eliminated in consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides advertising activities relating to real estate projects through the investments held by Tian Zhuo, a PRC entity controlled by Xin Zhou, the Group’s executive chairman and chief executive officer. On April 1, 2008, Tian Zhuo entered into various agreements with CRIC (Shanghai) Information Technology Co., Ltd (“Shanghai CRIC”), including a Consultancy Service Agreement, Shareholder Voting Rights Proxy Agreement and Exclusive Equity Transfer Call Agreement. Under these agreements, Shanghai CRIC provides Tian Zhuo with consulting and related services and information services and is entitled to receive service fees in an amount up to all of the profit before tax of Tian Zhuo. In addition, the shareholder of Tian Zhuo irrevocably granted Shanghai CRIC the power to exercise all voting rights to which it was entitled. Finally, Shanghai CRIC has the option to acquire all or part of the equity interests in Tian Zhuo, to the extent as permitted by the then-effective PRC laws and regulations, for nominal consideration.

Through the contractual arrangements described above, Shanghai CRIC is deemed the primary beneficiary of Tian Zhuo. Accordingly, the results of Tian Zhuo and its subsidiaries have been included in the accompanying consolidated financial statements.

The Group provided a $15,216,656 interest free loan to Xin Zhou to fund (i) Tian Zhuo’s capital requirements of $146,314, (ii) acquisitions of $5,120,989, and (iii) prepayments and deposits for a three-year period for real estate advertising placements to certain Shanghai newspapers. Tian Zhuo repaid $2,621,870, nil and nil during the years ended December 31, 2009, 2010 and 2011, respectively.

The following financial statement amounts and balances of Tian Zhuo were included in the accompanying consolidated financial statements:

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	12,133,157	2,860,592
Accounts receivable, net of allowance for doubtful accounts	3,649,591	2,171,155
Prepaid expenses and other current assets	1,511,617	2,859,503
Total current assets	17,294,365	7,891,250
Total non-current assets	6,562,186	12,584,611
Total assets	23,856,551	20,475,861

Accounts payable	319,812	107,848
Accrued payroll and welfare expenses	611,029	277,949
Income tax payable	1,156,467	1,044,750
Amounts due to related parties	—	3,766
Other tax payable	412,247	155,588
Other current liabilities	960,528	179,656
Total current liabilities	3,460,083	1,769,557
Deferred tax liabilities, non-current	202,955	21,474
Total liabilities	3,663,038	1,791,031

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	12,049,761	8,990,427	4,783,125
Net loss	1,758,565	1,367,126	3,520,995

To comply with PRC laws and regulations, COHT provides substantially all its Internet content and advertising services in China via its VIE Beijing Leju. Beijing Leju is an advertising agency that sells the advertisements for COHT’s real-estate and home furnishing channels. Beijing Leju is wholly-owned by certain PRC employees of the Group and was funded by COHT through interest-free loans to such employee shareholders. These employee shareholders are contractually required to transfer their ownership interest in Beijing Leju to COHT when permitted by PRC laws and regulations at any time for the amount of loans outstanding. The employee shareholders of Beijing Leju irrevocably granted COHT the power to exercise all voting rights to which it was entitled COHT has also entered into exclusive technical service agreements with Beijing Leju under which COHT provides technical and other services to Beijing Leju in exchange for substantially all of Beijing Leju’s net income. In addition, the employee shareholders have pledged their shares in Beijing Leju as collateral for the non-payment of loans and technical and other service fees. As of December 31, 2011, the total amount of interest-free loans extended to the Group’s employee shareholders was $1,587,070 and the accumulated loss of Beijing Leju was $69,674, which has been included in the consolidated financial statements.

The following financial statement amounts and balances of Beijing Leju were included in the accompanying consolidated financial statements:

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	41,914,203	26,109,401
Accounts receivable, net of allowance for doubtful accounts	35,028,633	62,707,241
Prepaid expenses and other current assets	10,192,141	15,246,498
Total current assets	87,134,977	104,063,140
Total noncurrent assets	5,402,561	64,857,697
Total assets	92,537,538	168,920,837

Accounts payable	2,457,880	1,735,922
Accrued payroll and welfare expenses	5,387,306	14,252,468
Income tax payable	2,667,793	6,790,215
Other tax payable	2,553,470	5,413,877
Amounts due to related parties	—	650,699
Liability for exclusive rights, current	—	13,830,821
Other current liabilities	5,767,960	10,193,183
Total current liabilities	18,834,409	52,867,185
Deferred tax liabilities, non-current	221,976	1,408,783
Liability for exclusive rights, non-current	—	21,408,384
Total liabilities	19,056,385	75,684,352

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	13,813,076	66,876,338	115,762,811
Net income (loss)	147,922	975,076	(1,192,672)

In April 2011, E-House and CRIC jointly established Evercrest Holdings Limited in the British Virgin Islands. E-House and CRIC hold 49% and 51% of the equity interest in the joint venture, respectively. Evercrest Holdings Limited, through its indirect wholly-owned subsidiary in Hong Kong, further established a wholly-owned subsidiary in China, Shanghai Yi Yue Information Technology Co. Ltd. (“Shanghai Yi Yue”). Shanghai Yi Yue operates a real estate e-commerce business through its contractual arrangements with Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”) and its shareholders. Shanghai Yi Xin is wholly-owned by certain PRC employees of the Group and was funded by Shanghai Yi Yue through interest-free loans to such employee shareholders. These employee shareholders are contractually required to transfer their ownership interest in Shanghai Yi Xin to Shanghai Yi Yue when permitted by PRC laws and regulations at any time for the amount of loans outstanding. The employee shareholders of Shanghai Yi Xin irrevocably granted Shanghai Yi Yue the power to exercise all voting rights to which it was entitled Shanghai Yi Yue has also entered into exclusive technical service agreements with Shanghai Yi Xin under which Shanghai Yi Yue provides technical and other services to Shanghai Yi Xin in exchange for substantially all of Shanghai Yi Xin’s net income. In addition, the employee shareholders have pledged their shares in Shanghai Yi Xin as collateral for the non-payment of loans and technical and other service fees. As of December 31, 2011, the total amount of interest-free loans extended to the Group’s employee shareholders was $2,380,605 and the accumulated loss of Shanghai Yi Xin was $1,081, which has been included in the consolidated financial statements. Shanghai Yi Xin had not commenced its operation as of December 31, 2011.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations or are restricted solely to settle the VIE’s obligations.

The Company believes that E-House’s contractual arrangements with Tian Zhuo, Beijing Leju and Shanghai Yi Xin are in compliance with PRC law and are legally enforceable. The shareholders of the consolidated VIEs are also shareholders or senior managements of the Company and therefore the Company believes that they have no current interest in seeking to act contrary to the contractual arrangements. However, the consolidated VIEs and their shareholders may fail to take certain actions required for the Group’s business or to follow the Group’s instructions despite their contractual obligations to do so. Furthermore, if the VIEs or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over the Company’s consolidated VIEs, and its ability to conduct the Group’s business may be adversely affected.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests and the valuation allowance on deferred tax assets.

Fair value of financial instruments

(d) Fair value of financial instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash, restricted cash, accounts receivable, advance from customers, current portion of customer deposits, other receivables, accounts payable, other payables, current portion of liabilities for exclusive rights and amounts due from/to related parties approximates fair value due to their short-term nature.

The fair value of the customer deposits, non-current portion, was $1,681,695 and $23,509,578 as of December 31, 2010 and 2011, respectively, based on discounted cash flows. The fair value of the non-current portion of liabilities for exclusive rights was nil and $21,408,384 as of December 31, 2010 and 2011, respectively, based on discounted cash flows.

Business combinations

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash

(g) Restricted cash

The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $5,389,304 and $1,706,426 as of December 31, 2010 and 2011, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. These restricted cash accounts were $1,596,105 and $875,375 as of December 31, 2010 and 2011, respectively.

Marketable securities

(h) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in investment income or loss. The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

Customer deposits

(i) Customer deposits

The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group at the end of the contractual sales period or at a date specified in the agency contracts. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.

Customer deposits as of December 31, 2011 included $11,109,490 that was secured by the right to purchase 49 units of property in a development project at a prescribed price. Customer deposits as of December 31, 2010 included $14,344,620 that was secured by the right to purchase 81 units of property in a development project at a prescribed price.

Accounts receivable

(j) Accounts receivable

Accounts receivable, net of allowance for doubtful accounts of $18,296,842 and $14,164,988 at December 31, 2010 and 2011, respectively, consists of following:

	As of December 31,
	2010	2011
	$	$
Unbilled accounts receivable	138,013,483	182,878,383
Billed accounts receivable	36,101,078	61,202,482
Total	174,114,561	244,080,865

Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as billed accounts receivable.

Properties held for sale

(k) Properties held for sale

Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment for properties held for sale was $712,647, nil and nil for the years ended December 31 2009, 2010 and 2011, respectively.

Investment in affiliates

(l) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2011, the Group determined that no such events were present.

Property and equipment, net

(m) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Intangible assets, net

(n) Intangible assets, net

Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, CRIC database license agreement, exclusive rights with Baidu, Inc. (“Baidu”), favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

Impairment of long-lived assets

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of goodwill and indefinite lived intangible assets

(p) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

Income taxes

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the related assets and liabilities for financial reporting purposes.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

Share-based compensation

(r) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

Revenue recognition

(s) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

The Group provides brokerage service for secondary real estate sale and rental transactions. For secondary real estate brokerage service, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.

The Group provides real estate consulting services, which includes periodic consulting services and project-based consulting services.

Project-based consulting services involve providing real estate consulting services to customers in relation to land acquisition and property development. In certain instances, payment is contingent upon the delivery of a final product, such as closing a land acquisition transaction or providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Periodic consulting services involve providing consulting services which are tailored to meet the needs of real estate developer clients at various stages of the project development and sales process for a specified period, such as monthly market studies. The contractual period for such arrangements is usually between one and 12 months with revenue being recognized ratably over such period.

The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to 12 months. The Group also provides data integration services periodically, such as periodic market updates and analysis that suit the specific needs and requirements of individual clients in addition to access to the CRIC system. The contractual period for such arrangements is usually between three and 12 months with revenue being recognized ratably over such period.

The Group generates online real estate revenues principally from online advertising, sponsorship arrangements and, to a lesser extent, hosting arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. Revenues for advertising services are recognized net of agency rebates. The Group also generates advertising revenues from outsourcing certain regional sites for a fixed period of time to local hosting partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. The Group also generates revenue from keyword advertising. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured.

The Group generates revenues from real estate advertising design services. The Group recognizes the revenue derived from real estate advertising design services ratably over the specified contract period ranging from three to 12 months. The Group also provides advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.

The Group also provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criterion have been met.

The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.

Effective January 1, 2011, the Group adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements”, prospectively for all new and materially modified arrangements. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method.

The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or information subscription for the CRIC system. The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price for these services when elements of a multiple element arrangement. The Group has not historically priced project-based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement. The process for determining BESP involves management judgment. The Group’s process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. Key factors that the Group considers in developing its BESP include prices charged for similar offerings, service scope and historical pricing practices. If the facts and circumstances underlying the factors the Group considers change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group’s BESP could change in future periods. The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the year ended December 31, 2011, nor does the Group expect a material changes in BESP in the foreseeable future.

Under the previous accounting literature, when an arrangement included project-based consulting services and subscriptions for the CRIC system, the entire arrangement was considered a single unit of account as the Group did not have VSOE for project-based consulting services. Revenue was recognized based on the revenue recognition model for the final deliverable in the arrangement, which was typically the subscription for the CRIC system, which required ratable recognition over the subscription period. The Group had objective and reliable evidence of the fair value of the CRIC subscription service. As such, upon delivery of the consulting product, the Group deferred the fair value of the remaining CRIC subscription and recognized the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria had been met. The residual amount recognized was limited to the cumulative amount due under the terms of the arrangement. Under ASU 2009-13, the Group is required to use BESP when neither VSOE nor TPE is available. As a result, the Group is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

If the Group had applied the provisions of ASU 2009-13 for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material effect on revenue for the year ended December 31, 2011 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13, given the BESP of project-based consulting and VSOE of the subscription for the CRIC system have historically approximated their respective contract prices and the project-based consulting services have generally been delivered at the beginning of the subscription period. The effect of adopting this guidance in future periods will depend on the nature of the Group’s customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations. While the effect in future periods is dependent on these factors and future go-to-market strategies, the Group does not currently expect the adoption of ASU 2009-13 to have a material effect on the timing and pattern of revenue recognition in future periods. The Group does not expect this new guidance to affect future pricing practices or go-to-market strategies.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

Cost of revenue

(t) Cost of revenue

Cost of revenue for the primary real estate agency services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent. Cost of revenue for the secondary real estate brokerage services segment includes sales commission and rental expenses incurred for properties leased for sublet. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, technical personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA for advertising inventory on non-real estate channels. Cost of revenue for real estate advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale. Cost of revenue for promotional event services includes salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.

Advertising expenses

(u) Advertising expenses

Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $3,068,746, $18,785,709 and $31,146,070 for the years ended December 31, 2009, 2010 and 2011, respectively.

Foreign currency translation

(v) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

The Group recorded an exchange gain of $78,997 and an exchange loss of $1,453,940 and $1,051,883 for the years ended December 31, 2009, 2010 and 2011, respectively, as a component of other income (loss), net.

Government subsidies

(w) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $4,759,411, $4,080,900 and $6,180,360 were included in other income for the years ended December 31, 2009, 2010 and 2011, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive similar or any subsidiaries in the future.

Concentration of credit risk

(x) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, but generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers.

Movement of the allowance for doubtful accounts for accounts receivable and customer deposits is as follows:

	2009	2010	2011
	$	$	$
Balance as of January 1	3,397,899	13,799,920	18,836,275
Provisions for doubtful accounts	13,739,796	5,623,888	9,513,951
Business acquisition	2,440,358	—	—
Write offs	(5,787,424)	(1,084,209)	(14,380,877)
Changes due to foreign exchange	9,291	496,676	841,973
Balance as of December 31	13,799,920	18,836,275	14,811,322

The allowance for other receivables was immaterial for all periods presented.

Earnings per share

(y) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2009	2010	2011
Net income (loss) attributable to E-House ordinary shareholders — basic	$100,278,300	$36,154,393	$(270,357,081)
Increase (decrease) of income from CRIC*	$750,308	$(278,491)	—

Net income (loss) attributable to E-House ordinary shareholders — diluted	$101,028,608	$35,875,902	$(270,357,081)

Weighted average ordinary shares outstanding	79,643,079	80,287,171	79,769,823
Share options	813,131	1,015,451	—

Weighted average number of ordinary shares outstanding — diluted	80,456,210	81,302,622	79,769,823

Basic earnings (loss) per share	$1.26	$0.45	$(3.39)

Diluted earnings (loss) per share	$1.25	$0.44	$(3.39)

*

In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income (loss) from CRIC.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2009	2010	2011
Share options	—	—	463,409

Non-controlling interest

(z) Non-controlling interest

As of December 31, 2009, the majority of the Group’s non-controlling interest is attributable to CRIC, which mainly operates the Company’s real estate information and consulting and real estate online services segments. As of December 31, 2010 and 2011, E-House retained a 52.83% and 54.12% equity interest in CRIC, respectively. Non-controlling interest in CRIC included in the Company’s consolidated balance sheets was $469,328,225 and $268,136,200 as of December 31, 2010 and 2011, respectively. For the years ended December 31, 2009, 2010 and 2011, $15,825,296,and $12,271,520 of Group’s consolidated net income, and $190,696,283 of the Group’s consolidated net loss was attributable to CRIC, respectively.

The following schedule shows the effects of changes in E-House’s ownership interest in CRIC on equity attributable to E-House:

	2009	2010	2011
	$	$	$
Net income (loss) attributable to E-House	100,278,300	36,154,393	(270,357,081)
Transfers (to) from the non-controlling interest:
Increase in E-House’s additional paid-in capital for sale of 71,400,000 CRIC common shares	352,415,498	—	—
Decrease in E-House’s additional paid-in capital for purchase of 3,033,333, 1,384,420 and 4,206,600 CRIC common shares for the years ended December 31, 2009, 2010 and 2011 respectively	(17,446,572)	(3,614,582)	(120,820)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	—	(1,995,625)	(2,353,082)

Net transfers (to) from non-controlling interest	334,968,926	(5,610,207)	(2,473,902)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	435,247,226	30,544,186	(272,830,983)

Comprehensive income

(aa) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.